Noncontrolling Interest In Subsidiary (Details)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest in Subsidiary (Abstract)
Minority Interest Ownership Percentage By Noncontrolling Owners	49.00%
Percentage Of Revenue Generated By Single Charterer	9.50%